INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

NOTE 8 - INVENTORIES

The analysis of inventories at 31 December 2022 and 2021 is as follows:

	2022	2021

Trade goods	1,822,418	2,920,987
Less: Provision for impairment	(34,171)	(44,741)

	1,788,247	2,876,246

Inventories include TRY13,663 thousand of subsequently returned goods based on the Group’s return policy (2021: TRY12,779 thousand).

The movements in provision for impairment of trade goods were as follows:

	2022	2021

1 January	44,741	38,019
Utilized	(44,741)	(38,019)
Charge for the year	34,171	44,741

31 December	34,171	44,741